Expense Example, No Redemption (Vanguard Developed Markets Index Fund Institutional)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	7	6
3 YEAR	23	19
5 YEAR	40	34
10 YEAR	90	77